Operations and Liquidity (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 22, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 15, 2023	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock Issued During Period, Shares, Reverse Stock Splits	0.6786			0.6786
Net loss		$ 2,881,000	$ 3,707,000	$ 15,950,000	$ 10,053,000
Net cash provided by operating activities		736,000	1,116,000	4,464,000	5,303,000
Stockholders' equity		5,609,000	$ 1,097,000	4,464,000	(1,157,000)		$ 29,000
Cash		12,000		172,000	$ 1,715,000
Proceeds from sale of convertible debt		$ 20,000		$ 114,000
Notes Payable						$ 405,000